Cover	Aug. 06, 2026	Feb. 26, 2026	Aug. 08, 2025
Cover [Abstract]
Document Type			8-K
Document Period End Date	Aug. 06, 2026
Registrant Name			READY CAPITAL CORPORATION
Entity Incorporation, State or Country Code			MD
Entity File Number			001-35808
Entity Tax Identification Number			90-0729143
Entity Address, Address Line One			1251 Avenue of the Americas
Entity Address, Address Line Two			50th Floor
Entity Address, City or Town			New York
Entity Address, State or Province			NY
Entity Address, Postal Zip Code			10020
City Area Code			212
Local Phone Number			257-4600
Written Communications			false
Soliciting Material			false
Pre-commencement Tender Offer			false
Pre-commencement Issuer Tender Offer			false
Entity Emerging Growth Company		false
Central Index Key			0001527590
Amendment Flag			false
Common Stock
Document Information [Line Items]
Title of 12(b) Security			Common Stock, $0.0001 par value per share
Trading Symbol			RC
Security Exchange Name			NYSE
Series C Preferred Stock
Document Information [Line Items]
Title of 12(b) Security			Preferred Stock, 6.25% Series C Cumulative Convertible, par value $0.0001 per share
Trading Symbol			RC PRC
Security Exchange Name			NYSE
Series E Preferred Stock
Document Information [Line Items]
Title of 12(b) Security			Preferred Stock, 6.50% Series E Cumulative Redeemable, par value $0.0001 per share
Trading Symbol			RC PRE
Security Exchange Name			NYSE
9.00% Senior Notes Due 2026
Document Information [Line Items]
Title of 12(b) Security			9.00% Senior Notes due 2029
Trading Symbol			RCD
Security Exchange Name			NYSE